Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2021
Disclosure of financial assets [line items]
Debt instruments	R 46	R 76
Loans to associates	116	116
Other loans	1	8
Equity instruments	107	88
Inventories	207	180
Non-current portion of final gold in lock-up	(207)	(180)
Total other non-current assets	360	344
ARM BBEE Trust
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	45	68
Settlement of loan			R 264
Refinanced loan advances			R 264
Repayments Of Loans	R 28	42
ARM
Disclosure of financial assets [line items]
Ownership interest (as a percent)	10.66%
Pamodzi
Disclosure of financial assets [line items]
Loans to associates	R 116	116
Rand Mutual Assurance
Disclosure of financial assets [line items]
Equity instruments	94	78
Other investments
Disclosure of financial assets [line items]
Equity instruments	13	10
Debt instrument
Disclosure of financial assets [line items]
Loss allowance	R (116)	R (116)